Stockholders’ Deficit (Details Narrative) - Ci2i Services, INC [Member] - USD ($)		6 Months Ended	12 Months Ended
	Sep. 02, 1998	Jun. 30, 2017	Dec. 31, 2016	Jun. 03, 2002	Sep. 26, 2000
Shares issued price per share		$ 0.12640	$ 0.12640
Conversion of shares issued		20,000,000	20,000,000
Conversion price per share		$ 0.12640	$ 0.12640
Common stock, shares issued		15,162,561	15,162,561
Preferred stock, shares issued		1,494,042	1,494,042
Preferred stock value		$ 4,490	$ 4,490
Series A Convertible Preferred Stock [Member]
Preferred stock, shares designated				5,000,000
Sikkatech Inc [Member]
Common stock, shares authorized	1,000
Number of shares purchase	3,000
Ajay Sikka [Member]
Number of shares purchase	100
Common stock par value	$ 10
Dharam V Sikka [Member]
Number of shares purchase	100
Common stock par value	$ 10
Virandra Sikka [Member]
Number of shares purchase	100
Common stock par value	$ 10
IndiaHQ Solutions, Inc [Member]
Common stock, shares authorized					60,000,000
Preferred stock, shares authorized					40,000,000
Preferred stock par value